Quarterly Report
November 30, 2021
MFS®  Global New
Discovery Fund
GND-Q1

Portfolio of Investments
11/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.7%
Aerospace & Defense – 2.3%
CACI International, Inc., “A” (a)	3,929	$1,019,301
Howmet Aerospace, Inc.	41,625	1,170,911
Singapore Technologies Engineering Ltd.	265,400	741,689
		$2,931,901
Apparel Manufacturers – 2.1%
Burberry Group PLC	58,696	$1,364,466
Skechers USA, Inc., “A” (a)	31,362	1,408,781
		$2,773,247
Automotive – 2.3%
Koito Manufacturing Co. Ltd.	16,800	$964,628
LKQ Corp.	37,421	2,091,834
		$3,056,462
Biotechnology – 0.8%
Abcam PLC (a)	46,006	$1,037,333
Brokerage & Asset Managers – 3.2%
B3 Brasil Bolsa Balcao S.A.	489,800	$967,951
Cboe Global Markets, Inc.	11,801	1,521,621
Euronext N.V.	16,982	1,666,988
		$4,156,560
Business Services – 7.9%
Clarivate PLC (a)	86,372	$2,015,923
Electrocomponents PLC	117,748	1,885,117
Gruppo Mutuionline S.p.A.	9,877	464,863
Keywords Studios PLC	37,362	1,340,625
NS Solutions Corp.	69,400	2,092,794
Thoughtworks Holding, Inc. (a)	52,109	1,521,583
WNS (Holdings) Ltd., ADR (a)	11,863	997,322
		$10,318,227
Cable TV – 0.9%
Cable One, Inc.	656	$1,162,471
Chemicals – 2.7%
Element Solutions, Inc.	51,205	$1,171,058
IMCD Group N.V.	6,642	1,472,753
UPL Ltd.	94,370	856,020
		$3,499,831
Computer Software – 4.9%
Avalara, Inc. (a)	5,614	$784,164
Everbridge, Inc. (a)	7,408	840,215
OBIC Co. Ltd.	6,100	1,125,895
Oracle Corp. Japan	7,100	693,982
Paycor HCM, Inc. (a)	44,061	1,297,156
Ping Identity Holding Corp. (a)	31,148	741,634
Zendesk, Inc. (a)	8,318	849,351
		$6,332,397

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 7.1%
Amadeus IT Group S.A. (a)	12,899	$826,233
Cancom SE	10,652	768,558
Kinaxis, Inc. (a)	4,761	727,688
Nagarro SE (a)	5,182	1,069,598
Nuvei Corp. (a)	10,389	1,023,940
Q2 Holdings, Inc. (a)	14,211	1,141,143
Rapid7, Inc. (a)	9,824	1,218,765
SimCorp A/S	8,762	889,053
TransUnion	13,793	1,533,644
		$9,198,622
Construction – 3.8%
AZEK Co., Inc. (a)	31,616	$1,239,979
Marshalls PLC	90,407	831,615
Masco Corp.	28,883	1,903,390
Somfy S.A.	5,383	1,034,120
		$5,009,104
Consumer Services – 1.7%
Boyd Group Services, Inc.	4,816	$778,130
Bright Horizons Family Solutions, Inc. (a)	7,792	958,026
On the Beach Group PLC (a)	181,018	488,260
		$2,224,416
Containers – 2.0%
Ardagh Metal Packaging S.A. (a)	99,507	$930,390
Mayr-Melnhof Karton AG	4,157	808,093
SIG Combibloc Group AG	32,419	855,135
		$2,593,618
Electrical Equipment – 1.7%
Halma PLC	18,833	$751,659
Sensata Technologies Holding PLC (a)	26,242	1,461,679
		$2,213,338
Electronics – 2.2%
ASM International N.V.	4,207	$1,872,962
Kardex AG	3,380	1,027,199
		$2,900,161
Entertainment – 1.3%
CTS Eventim AG (a)	12,741	$828,828
Vivid Seats, Inc., “A” (l)	76,294	885,010
		$1,713,838
Food & Beverages – 2.9%
Bakkafrost P/f	15,410	$1,003,774
Cranswick PLC	37,759	1,786,741
S Foods, Inc.	31,900	921,564
		$3,712,079
Furniture & Appliances – 0.5%
SEB S.A.	4,139	$614,450
Gaming & Lodging – 0.7%
Penn National Gaming, Inc. (a)	19,020	$974,395

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 2.5%
Arthur J. Gallagher & Co.	12,737	$2,074,857
AUB Group Ltd.	73,742	1,183,451
		$3,258,308
Internet – 2.7%
Allegro.eu S.A. (a)	78,472	$752,106
Auto Trader Group PLC	110,963	1,077,819
Cian PLC, ADR (a)	63,393	1,020,627
Scout24 AG	9,606	639,326
		$3,489,878
Leisure & Toys – 0.7%
Thule Group AB	15,053	$854,221
Machinery & Tools – 6.8%
Azbil Corp.	19,000	$838,676
Fujitec Co. Ltd.	43,100	903,523
IDEX Corp.	4,451	999,650
Ingersoll Rand, Inc.	24,971	1,456,808
Regal Rexnord Corp.	5,484	867,020
Ritchie Bros. Auctioneers, Inc.	25,011	1,697,747
Spirax-Sarco Engineering PLC	3,251	673,782
VAT Group AG	1,467	706,189
Zurn Water Solutions Corp.	19,493	683,230
		$8,826,625
Medical & Health Technology & Services – 4.9%
AS ONE Corp.	5,900	$731,521
Charles River Laboratories International, Inc. (a)	3,820	1,397,623
ICON PLC (a)	13,266	3,588,055
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	799,025	688,802
		$6,406,001
Medical Equipment – 6.2%
Envista Holdings Corp. (a)	19,981	$775,263
Gerresheimer AG	17,988	1,653,436
Maravai Lifesciences Holdings, Inc., “A” (a)	26,814	1,231,835
PerkinElmer, Inc.	13,814	2,516,358
STERIS PLC	8,863	1,936,832
		$8,113,724
Network & Telecom – 2.4%
CoreSite Realty Corp., REIT	9,054	$1,548,687
Vantage Towers AG	46,086	1,531,398
		$3,080,085
Other Banks & Diversified Financials – 0.5%
Allfunds Group PLC (a)	36,235	$598,084
Pollution Control – 3.0%
Daiseki Co. Ltd.	30,200	$1,367,941
GFL Environmental, Inc.	66,825	2,579,445
		$3,947,386
Printing & Publishing – 0.8%
Wolters Kluwer N.V.	9,240	$1,036,525

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 4.9%
Big Yellow Group PLC, REIT	49,592	$1,071,328
Catena AB	14,928	942,013
LEG Immobilien SE	7,091	993,175
Sun Communities, Inc., REIT	4,670	880,669
Tritax Big Box PLC, REIT	400,316	1,265,751
Unite Group PLC, REIT	89,596	1,264,268
		$6,417,204
Restaurants – 0.7%
Yum China Holdings, Inc.	18,338	$918,734
Specialty Chemicals – 4.8%
Axalta Coating Systems Ltd. (a)	48,490	$1,470,217
Borregaard ASA	50,936	1,208,154
Croda International PLC	7,218	969,102
Essentra PLC	372,997	1,506,462
Symrise AG	7,325	1,034,257
		$6,188,192
Specialty Stores – 5.2%
Burlington Stores, Inc. (a)	5,453	$1,598,438
Just Eat Takeaway (a)	14,774	924,719
Leslie's, Inc. (a)	76,381	1,600,946
Multiplan Empreendimentos Imobiliarios S.A.	256,841	895,450
Musti Group OY	23,108	778,866
NISHIMATSUYA CHAIN Co., Ltd.	76,100	1,004,886
		$6,803,305
Trucking – 0.6%
SG Holdings Co. Ltd.	36,500	$806,532
Total Common Stocks		$127,167,254
Investment Companies (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 0.05% (v)	2,475,416	$2,475,416

Other Assets, Less Liabilities – 0.4%		466,480
Net Assets – 100.0%		$130,109,150
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,475,416 and $127,167,254, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$48,864,934	$—	$—	$48,864,934
United Kingdom	7,757,300	12,171,035	—	19,928,335
Japan	—	11,451,942	—	11,451,942
Germany	7,879,250	639,326	—	8,518,576
Canada	6,806,950	—	—	6,806,950
Netherlands	924,719	4,382,240	—	5,306,959
Ireland	3,588,055	—	—	3,588,055
France	614,450	2,701,108	—	3,315,558
Switzerland	1,027,199	1,561,324	—	2,588,523
Other Countries	10,056,027	6,741,395	—	16,797,422
Mutual Funds	2,475,416	—	—	2,475,416
Total	$89,994,300	$39,648,370	$—	$129,642,670
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At November 30, 2021, the value of securities loaned was $65,981. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $67,578.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,980,458	$12,304,618	$12,809,660	$—	$—	$2,475,416
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$289	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2021, are as follows:
United States	39.8%
United Kingdom	15.3%
Japan	8.8%
Germany	6.6%
Canada	5.2%
Netherlands	4.1%
Ireland	2.8%
France	2.6%
Switzerland	2.0%
Other Countries	12.8%
(5) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.